Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 287,196	$ 270,709
Total risk weighted assets	$ 1,177,296	$ 953,009
Capital adequacy ratio (in percentage)	24.39%	28.41%